Note 11 - Other Borrowings (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2016
Annual Paydown of Principal Required		20.00%
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds		$ 184,900,000
Stock Issued During Period, Value, New Issues	$ 248,000	$ 11,210,000
Notes Payable	$ 8,248,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.67%
Mandatorily Redeemable Securities [Member] | Special Purpose Entity [Member]
Securities Sold under Agreements to Repurchase	$ 8,000,000